Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Outstanding Stock Options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2023	540,523	€4.99	7.3	€272,480
Granted	46,400	5.30	9.17	-
Vested and exercised	-	-	-	-
Cancelled or forfeited	-	-	-	-
Outstanding as of December 31, 2023	586,923	€4.84	6.53	€67,596
Exercisable as of December 31, 2023	382,785	€5.11	5.44	€33,796
Outstanding, expected to vest as of December 31, 2023	204,138	€4.34	8.58	€33,800

Outstanding as of January 1, 2024	586,923	€4.84	6.53	€67,596
Granted	-	-	-	-
Vested and exercised	-	-	-	-
Cancelled or forfeited	(147,783)	-	-	-
Outstanding as of June 30, 2024	439,140	€4.53	8.12	€-
Exercisable as of June 30, 2024	280,033	€4.58	8.16	€-
Outstanding, expected to vest as of June 30, 2024	159,107	€4.44	8.05	€-

Schedule of share based compensation expenses

The Company’s share-based compensation expense for the period ended June 30, 2024 and June 30, 2023 is represented by the following table:

	Six Months Ended June 30,
	2024	2023
Research & development expense	€37,173	€36,718
Research & development expense - related party	-	-
General & administrative expense	114,219	298,333
General & administrative expense- related party	81,376	80,381
Total	€232,768	€415,433
Unrecognized expense	€747,043	€1,471,743